4. Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses and other current assets	$ 314,845	$ 329,128	$ 449,840
Collaborative Development Agreement [Member]
Prepaid expenses and other current assets		0	95,766
Prepaid Rent [Member]
Prepaid expenses and other current assets		17,863	31,773
Vendor Advances [Member]
Prepaid expenses and other current assets		6,221	7,867
Prepaid Service Agreements [Member]
Prepaid expenses and other current assets		172,602	174,920
Employee Advance and Other Payroll Related Items [Member]
Prepaid expenses and other current assets		56,356	16,208
Other Prepaid Expenses and Current Assets [Member]
Prepaid expenses and other current assets		$ 76,086	$ 123,306